Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Cash and cash equivalents maximum maturity period	3 months
Vesting period	3 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Top of range [member]
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Performance share units (PSUs) [member]
Disclosure of significant accounting policies [line items]
Vesting period	3 years
Forward contract [member]
Disclosure of significant accounting policies [line items]
Forward contracts	$ 0	$ 0
Wheaton Precious Metals International Ltd [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Wheaton Precious Metals (Cayman) Co [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%
Silver Wheaton Luxembourg S.a.r.l [member]
Disclosure of significant accounting policies [line items]
Proportion of ownership interest in subsidiary	100.00%